Segmented Information - Operating Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Operating income before depreciation and amortization	$ 390	$ 413
Depreciation and amortization	(215)	(192)
Financing expense and interest expense on employee future benefits	(97)	(93)
Loss on repurchase of long-term debt	(14)	0
Foreign exchange gain on long-term debt and financial instruments	23	22
Fair value revaluation gain on investments	315	0
Share of results of associates and joint ventures	39	32
Profit (loss) before tax	441	182
Operating segments | PACKAGING PRODUCTS
Disclosure of operating segments
Operating income before depreciation and amortization	372	336
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Operating income before depreciation and amortization	238	214
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Operating income before depreciation and amortization	67	51
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Operating income before depreciation and amortization	67	71
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Operating income before depreciation and amortization	90	139
Corporate
Disclosure of operating segments
Operating income before depreciation and amortization	$ (72)	$ (62)